Tax-Free Fixed Income Fund VI for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value

Government Bonds (31.99%)
US Government and Agency Obligations (31.99%)
$ 1,000,000	Federal Home Loan Banks(a)	5.500%	07/15/36	$1,078,224

Total Government Bonds
(Cost $1,039,022)				1,078,224

Municipal Bonds (83.36%)
Illinois (31.64%)
677,778	State of Illinois, General Obligation Unlimited	5.100%	06/01/33	684,718
357,143	State of Illinois, Build America Bonds, General Obligation Unlimited	7.350%	07/01/35	381,732

				1,066,450

Puerto Rico (51.72%)
20,000	Puerto Rico Electric Power Authority, Series CCC, Revenue Bonds(b),(c),(d)	5.250%	07/01/27	15,300
20,000	Puerto Rico Electric Power Authority, Series A, Revenue Bonds(b),(c),(d)	6.750%	07/01/36	15,350
527,500	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(b),(c),(e)	0.000%	07/01/51	143,310
262,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(c)	4.329%	07/01/40	262,041
50,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(c)	4.500%	07/01/34	50,006
8,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(c)	4.536%	07/01/53	7,618
26,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(c)	4.550%	07/01/40	26,083
190,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(c)	4.750%	07/01/53	187,572
215,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(b),(c)	4.784%	07/01/58	210,304
827,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(b),(c)	5.000%	07/01/58	825,658

				1,743,242

Total Municipal Bonds
(Cost $2,725,803)				2,809,692

Total Investments (115.35%)				$3,887,916
(Cost $3,764,825)
Liabilities in Excess of Other Assets (-15.35%)				(517,320)

NET ASSETS (100.00%)				$3,370,596

(a)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements.
(b)	Security may be called before its maturity date.
(c)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

(d)	These bonds defaulted on their interest payments and/or principal and are not accruing interest income.
(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Collateral at Fair Value	Value
South Street Securities(a)	Federal Home Loan Banks 5.500% due 7/15/2036	3.8%	6/23/2026	7/7/2026	$650,961	$684,672	$650,000

(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted.

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